Financial risk management objectives and policies (Tables)	12 Months Ended
Apr. 03, 2022
Financial Risk Management [Abstract]
Schedule of Contractual Undiscounted Future Cash Flow Requirements
The following table summarizes the amount of contractual undiscounted future cash flow requirements as at April 3, 2022:

	2023	2024	2025	2026	2027	Thereafter	Total
	$	$	$	$	$	$	$
Accounts payable and accrued liabilities	176.2	—	—	—	—	—	176.2
Term loan	3.8	3.8	3.8	3.8	3.8	351.8	370.8
Interest commitments relating to borrowings(1)	17.2	16.7	16.7	16.7	16.7	8.4	92.4
Foreign exchange forward contracts	0.9	—	—	2.7	—	—	3.6
Lease obligations	65.8	54.6	50.5	39.6	33.3	79.9	323.7
Pension obligation	—	—	—	—	—	2.2	2.2
Total contractual obligations	263.9	75.1	71.0	62.8	53.8	442.3	968.9
(1)    Interest commitments are calculated based on the loan balance and the interest rate payable on the term loan of 4.51% as at April 3, 2022.

Schedule of Aging of Trade Receivables
The aging of trade receivables was as follows:

			Past due
	Total	Current	< 30 days	31-60 days	> 61 days
	$	$	$	$	$
Trade accounts receivable	22.0	14.4	2.8	2.1	2.7
Credit card receivables	2.5	2.5	—	—	—
Other receivables	19.3	9.5	—	—	9.8
April 3, 2022	43.8	26.4	2.8	2.1	12.5

Trade accounts receivable	21.9	9.0	5.4	1.4	6.1
Credit card receivables	2.1	2.1	—	—	—
Government grant receivable	4.4	4.4	—	—	—
Other receivables	14.3	14.3	—	—	—
March 28, 2021	42.7	29.8	5.4	1.4	6.1

Schedule of Unrealized Gains (Losses) in Fair Value of Derivatives in Other Comprehensive Income
The Company recognized the following unrealized losses in the fair value of derivatives designated as cash flow hedges in other comprehensive income:

Year ended
	April 3, 2022		March 28, 2021		March 29, 2020
	Net loss	Tax expense	Net loss	Tax expense	Net loss	Tax recovery
	$	$	$	$	$	$
Forward foreign exchange contracts designated as cash flow hedges	(4.5)	(0.1)	(0.3)	(1.1)	(3.7)	1.1
The Company recognized the following unrealized gains and losses in the fair value of derivatives designed as hedging instruments in other comprehensive income:

	Year ended
	April 3, 2022		March 28, 2021		March 29, 2020
	Net gain	Tax expense	Net (loss) gain	Tax (expense) recovery	Net gain (loss)	Tax expense
	$	$	$	$	$	$
Swaps designated as cash flow hedges	13.2	(4.5)	(0.9)	(0.5)	1.3	(0.2)
Euro-denominated cross-currency swap designated as a net investment hedge	—	—	0.2	0.1	(0.3)	(0.2)

Schedule of Losses (Gains) Reclassified from Other Comprehensive Income on Derivatives to the Consolidated Financial Statements
The Company reclassified the following losses and gains from other comprehensive income on derivatives designated as cash flow hedges to locations in the consolidated financial statements described below:

	Year ended
	April 3, 2022	March 28, 2021	March 29, 2020
Loss (gain) from other comprehensive income	$	$	$
Forward foreign exchange contracts designated as cash flow hedges
Revenue	3.9	3.3	(0.2)
SG&A expenses	(0.4)	(0.2)	1.0
Inventory	(0.9)	(0.9)	0.1
The Company reclassified the following losses and gains from other comprehensive income on derivatives designated as hedging instruments to SG&A expenses:

	Year ended
	April 3, 2022	March 28, 2021	March 29, 2020
Loss (gain) from other comprehensive income	$	$	$
Swaps designated as cash flow hedges	0.9	5.6	(5.3)

Schedule of Foreign Currency Forward Exchange Contracts
Foreign currency forward exchange contracts outstanding as at April 3, 2022 related to operating cash flows were:

(in millions)	Aggregate Amounts		Currency
Forward contract to purchase Canadian dollars	US$	57.4	U.S. dollars
		€66.0	euros

Forward contract to sell Canadian dollars	US$	35.6	U.S. dollars
		€34.5	euros

Forward contract to purchase euros	CNY	293.3	Chinese yuan
		£29.9	British pounds sterling
	CHF	2.1	Swiss francs
Forward contract to sell euros	CHF	8.3	Swiss francs
		£3.9	British pounds sterling